Subsequent Events	6 Months Ended
Jul. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
In preparing the consolidated financial statements as of January 31, 2017 and for the year then ended, we evaluated subsequent events for recognition and measurement purposes through March 31, 2017, the date the independent auditors’ report was originally issued and the audited annual consolidated financial statements were available for issuance.
Subsequent Events (unaudited)
In September 2017, we acquired Fast Forward Labs, a leading machine learning and applied artificial intelligence research company based in New York. This acquisition will be accounted for as a business combination. The estimated purchase price is not material.